Note 13 - Investments in Unconsolidated Joint Ventures (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Condensed Financial Statements [Table Text Block]
	June 30, 2017
	City of Athens	Eco Nine
Current assets	37	37
Non-current assets	4,740	3,136
Current liabilities	-	-
Long-term liabilities	-	-
Net operating revenues	-	-
Net loss	(2)	(18)